Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-1

Collection Period	2/01/19-2/28/19
Determination Date	3/11/2019
Distribution Date	3/15/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$277,324,927.17
2.	Collections allocable to Principal		$13,501,967.57
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$789,074.37
5.	Pool Balance on the close of the last day of the related Collection Period		$263,033,885.23
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		30,975
7.	Initial Pool Balance		$1,140,000,021.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$90,484,927.04	$76,193,885.10
	e. Class A-4 Note Balance	$104,200,000.00	$104,200,000.00
	f. Class B Note Balance	$20,000,000.00	$20,000,000.00
	g. Class C Note Balance	$23,900,000.00	$23,900,000.00
	h. Class D Note Balance	$31,900,000.00	$31,900,000.00
	i. Note Balance (sum a - h)	$270,484,927.04	$256,193,885.10
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.2622752	0.2208518
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.2372675	0.2247315
10.	Overcollateralization Target Amount		$6,840,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,840,000.13
12.	Weighted Average Coupon		7.52%
13.	Weighted Average Original Term	months	67.81
14.	Weighted Average Remaining Term	months	27.71
15.	1-Month LIBOR for the interest period ending 3/14/2019		2.48875%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/14/2019		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,756,223.90
	b. Liquidation Proceeds allocable to Finance Charge		$781.91
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,757,005.81
18.	Principal:
	a. Collections allocable to Principal		$13,501,967.57
	b. Liquidation Proceeds allocable to Principal		$344,387.01
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,846,354.58
19.	Total Finance Charge and Principal Collections (17d + 18d)		$15,603,360.39
20.	Interest Income from Collection Account		$25,087.18
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$15,628,447.57

Available Funds
23.	Available Collections	$15,628,447.57
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$15,628,447.57
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$231,104.11
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$231,104.11
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$121,400.61
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$121,400.61
	m. Class A-4 Monthly Interest	$163,246.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$163,246.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,000.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,000.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$50,190.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$50,190.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$82,674.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$82,674.17

36.	Quaternary Principal Distributable Amount	$7,451,041.81
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$8,136,657.37
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,840,000.13
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,757,005.81
	b. Total Daily Deposits of Principal Collections	$13,846,354.58
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$25,087.18
	e. Total Deposits to Collection Account (sum a - d)	$15,628,447.57
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$231,104.11
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,745,553.39
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$651,790.07
	f. Total Withdrawals from Collection Account (sum a - e)	$15,628,447.57
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$121,400.61
	e. Class A-4 Interest Distribution	$163,246.67
	f. Class B Interest Distribution	$37,000.00
	g. Class C Interest Distribution	$50,190.00
	h. Class D Interest Distribution	$82,674.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$14,291,041.94
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$14,745,553.39
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$14,412,442.55
	e. Class A-4 Distribution	$163,246.67
	f. Class B Distribution	$37,000.00
	g. Class C Distribution	$50,190.00
	h. Class D Distribution	$82,674.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$14,745,553.39

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$651,790.07
	b. Reserve Account surplus (Ln 57)	$5,092.36
	c. Total Deposits to Certificate Payment Account (sum a - b)	$656,882.43
48.	Withdrawals
	a. Certificateholder Distribution	$656,882.43
	b. Total Withdrawals from Certificate Payment Account	$656,882.43
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,850,000.05	$2,850,000.05
	b. Note Balance	$256,193,885.10
50.	Required Reserve Account Amount	$2,850,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,850,000.05
52.	Investment Earnings	$5,092.36
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,855,092.41
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$5,092.36
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,850,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$231,104.11
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$14,745,553.39
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$651,790.07
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$5,092.36
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$14,412,442.55
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$163,246.67
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,000.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$50,190.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$82,674.17
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$656,882.43

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	895	$10,122,565.27
	b. 61 to 90 days past due	384	$4,542,579.46
	c. 91 to 120 days past due	104	$1,102,071.86
	d. 121 or more days past due	2	$28,615.32
	e. Total Past Due (sum a - d)	1,385	$15,795,831.91
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		6.0052%

76.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	75	$789,074.37
78.	Recoveries	203	$345,168.92
79.	Net Losses (Ln 77 - Ln 78)		$443,905.45
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)		0.1601%

Cumulative Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	3,154	$42,367,204.36
82.	Recoveries	2,647	$18,170,005.64
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$24,197,198.72
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)		2.1226%
85.	Average Net Loss on Defaulted Receivables		$7,671.91

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,426,436,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 11, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer